Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses	12 Months Ended
Dec. 31, 2017
Disclosure Of Purchases And Sales Of Subsidiaries Joint Ventures Associates And Other Interests In Businesses [Abstract]
Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses

37 Purchases and sales of subsidiaries, joint ventures, associates and other interests in businesses

Acquisitions

There were no material acquisitions during the years ended 31 December 2017, 2016 and 2015.

In May 2017, the Group’s subsidiary, Simfer Jersey Limited (Rio Tinto share: 53 per cent) purchased a 4.25 per cent interest in Simfer SA from International Finance Corporation (IFC) for US$194 million in accordance with a put option exercised by IFC. Consequently, the Group’s share of Simfer SA increased from 42.80 per cent to 45.05 per cent.

2017 disposals

On 1 September 2017, Rio Tinto disposed of its 100 per cent shareholding in Coal & Allied Industries Limited to Yancoal Australia Limited for total consideration of US$2.69 billion (before working capital adjustments). The US$2.69 billion comprises US$2.45 billion in cash paid on the closing date and a further US$240 million of unconditional guaranteed royalty payments. During 2017, US$110 million has been received; total net cash proceeds received in 2017, net of working capital adjustments, transaction costs and cash transferred, were US$2.54 billion. Rio Tinto expects to receive the remaining US$130 million of unconditional guaranteed royalty payments between 2018 and 2021.

2016 disposals

On 1 March 2016, Rio Tinto disposed of its 40 per cent interest in the Bengalla Joint Venture to New Hope Corporation Limited for US$616.7 million (before finalisation of net debt and working capital adjustments).

On 31 March 2016, Rio Tinto disposed of its 100 per cent interest in Carbone Savoie to Alandia Industries.

Rio Tinto transferred its 53.83 per cent shareholding in Bougainville Copper Limited (“BCL”) to Equity Trustees Limited (independent trustee) on 30 June 2016 for nil consideration. Equity Trustees Limited subsequently distributed the shares in accordance with the trust deed to nominees of each of the Autonomous Bougainville Government (36.4 per cent) and the Independent State of Papua New Guinea (17.4 per cent) such that each party now controls an equal share of BCL (36.4 per cent). The Group did not previously consolidate BCL as it was determined that in accordance with IFRS, as defined in note 1, that the Group does not control the relevant activities, being the mining of copper at the Panguna mine, which was brought to a halt by militant activity in 1989. The carrying value had previously been fully impaired and therefore the transfer resulted in no financial impact for the year ended 31 December 2016.

On 20 July 2016, a tranche of 7.5 per cent non-contributory shares in Simfer S.A. was transferred free of charge to the Government of Guinea as per the terms of the Simandou project agreement signed in 2014, further diluting the ownership percentage of Rio Tinto and its partners in the project. Under the agreement, a second tranche comprising 10 per cent Ordinary Contributory Shares may be acquired at any time for a pro rata share of historical mining cost. The remaining two tranches of 5 per cent ordinary contributing shares may be acquired by the Government of Guinea at market value at any time after 22 April 2026 and 22 April 2031 respectively.

On 2 September 2016, Rio Tinto disposed of its interest in Zululand Anthracite Colliery.

On 23 November 2016, Rio Tinto disposed of its 100 per cent interest in Lochaber to SIMEC for US$410 million (before finalisation of closing adjustments and transaction costs) of which US$224 million was received in December 2016. The second and final instalment of funds was received during April 2017.

2015 disposals

On 23 April 2015, Turquoise Hill Resources Ltd completed the block sale of 48.7 million common shares in SouthGobi Resources Ltd and with further divestments has reduced its interest to below 20 per cent. As at 31 December 2015 Turquoise Hill Resources Ltd’s interest in SouthGobi Resources Ltd was no longer consolidated as a subsidiary and had been classified as an available for sale investment.

On 17 June 2015, Rio Tinto disposed of its 77.8 per cent interest in Murowa Diamonds and 50 per cent interest in Sengwa Colliery Ltd (Sengwa) to RZ Murowa Holdings Limited.

Rio Tinto completed the sale of ECL to Fives on 9 July 2015 and the sale of Alesa to Groupe Reel on 24 November 2015.